[Sills Cummis Letterhead]

July 11, 2005

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Barbara C. Jacobs, Esq.

Re:	Computer Horizons Corp.
Registration Statement on Form S-4
Filed May 31, 2005
File No. 333-125370

Dear Ms. Jacobs:

This letter sets forth the responses of Computer Horizons Corp. a New York corporation (the “Company”), to the comments received from the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated June 28, 2005 concerning the Company’s Registration Statement on Form S-4 (File No. 333-125370) filed with the Commission on May 31, 2005 (the “Registration Statement”).  We are authorized by the Company to provide the responses contained in this letter on behalf of the Company.

The responses in this letter correspond to the Staff’s comments as set forth in its letter to the Company dated June 28, 2005.  Except as otherwise expressly indicated, references in the text of the responses herein to captions and page numbers are to Amendment No. 1 to the Registration Statement on Form S-4 (“Amendment No. 1 to the Registration Statement”) that is being filed herewith.  For your convenience, we set forth each comment from your comment letter in bold type-face and include the Company’s response below it.

Outside Page

1.                                      Please revise the first page of the document to disclose:

•                                                                An estimate of the maximum aggregate number of shares to be issued in the merger;

•                                                                Analysts shareholders will hold approximately 48% of CHC common stock immediately after the merger; and

•                                                                The per share consideration that will be provided to holders of Analysts common stock.

                The Company has complied with this request by adding the requested disclosure on the outside page of the Registration Statement.

Please call me should you have any questions or comments regarding the foregoing at 973.643.5055.

Very truly yours,
/s/ Robert M. Crane
Robert M. Crane

cc:	William J. Murphy
Michael C. Caulfield, Esq.
Computer Horizons Corp.

Jeffrey Baker
Colleen Davenport, Esq.
Analysts International Corporation

Daniel Yarano, Esq.
Fredrikson & Byron, P.A.